S-K 1602, SPAC Registered Offerings	Oct. 14, 2025 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
FG Imperii Investors LLC	5,750,000 Class B ordinary shares(1)	$10,000(2)

	275,000 private units(1)	$2,750,000

	Up to $150,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.

	1,000,000 $15 Exercise Price Warrants	$100,000

	$15,000 per month	Office space, administrative and support services

	Up to $1,500,000 in working capital loans may be convertible into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

Imperii Securities LLC(3)	Up to $3,000,000	Financial advice and assistance in connection with an initial business combination

FG Imperii Investors LLC Larry G. Swets, Jr. Hassan R. Baqar Andrew B. McIntyre Scott D. Wollney Richard E. Govignon Anthony C. “Tony” Scuderi

Anti-dilution protection for an aggregate of 5,750,000 founder shares in order to maintain the percentage of the founder shares at 20% of the outstanding shares of the combined company upon consummation of an initial business combination, as described in this prospectus

Issuance of additional ordinary shares to the holders of the founder shares

SPAC Offering Forepart, Sponsor Compensation, Footnotes [Text Block]
1)	Assumes no exercise of the over-allotment option and the full surrender for no consideration of 750,000 shares that are subject to forfeiture by our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised.
2)	Includes the amount paid by the sponsor for the founder shares that were subsequently transferred to our officers and directors.

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of September 30, 2025
Offering
Price of
$10.00 per	25% of Maximum		50% of Maximum		75% of Maximum		Maximum
unit	Redemption		Redemption		Redemption		Redemption
		Difference		Difference		Difference		Difference
		between		between		between		between
		NTBV		NTBV		NTBV		NTBV
		and		and		and		and
		Offering		Offering		Offering		Offering
NTBV	NTBV	Price	NTBV	Price	NTBV	Price	NTBV	Price

Assuming Full Exercise of Over-Allotment Option
$7.62	$7.12	$2.88	$6.30	$3.70	$4.69	$5.31	$(0.18)	$10.18
Assuming No Exercise of Over-Allotment Option
$7.62	$7.12	$2.88	$6.30	$3.70	$4.68	$5.32	$(0.18)	$10.18

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Consistent with our business strategy, we have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. We will use these criteria and guidelines in evaluating initial business combination opportunities, but we may decide to enter into our initial business combination with a target business that does not meet these criteria and guidelines. We intend to seek to acquire companies within industries that exhibit strong characteristics including, but not limited to, the following:

➢	Public market-ready scale;
➢	Strong management team;
➢	Recurring revenues;
➢	High barrier to entry;
➢	Long-term organic growth;
➢	Consolidation opportunities to scale;
➢	Attractive competitive dynamics;
➢	Differentiated products or services; and
➢	Strong cash flow conversion.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management team may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation materials or tender offer documents, as applicable, that we would file with the SEC. In evaluating a prospective target business, we expect to conduct a due diligence review which may encompass, among other things, meetings with incumbent management and employees, document reviews, interviews of customers and suppliers, inspections of facilities, as well as reviewing financial and other information which will be made available to us.

The time required to select and evaluate a target business and to structure and complete our initial business combination, and the costs associated with this process, are not currently ascertainable with any degree of certainty. Any costs incurred with respect to the identification and evaluation of, and negotiation with, a prospective target business with which our initial business combination is not ultimately completed will result in our incurring losses and will reduce the funds we can use to complete another business combination. The company will not pay any consulting fees to members of our management team, or any of their respective affiliates, for services rendered to or in connection with our initial business combination.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	The rules of NASDAQ provide that at least 90% of the gross proceeds from this offering and the sale of the private placement securities be deposited in a trust account. Of the proceeds we will receive from this offering and the sale of the private placement securities described in this prospectus, $200,000,000, or $230,000,000 if the underwriters’ over-allotment option is exercised in full (approximately $10.00 per unit in each case), will be deposited into a segregated trust account located in the United States at JPMorgan Chase Bank, N.A. with Odyssey Transfer and Trust Company acting as trustee, after deducting $1,000,000 (plus, if applicable, 0.5% of the gross proceeds from the sale of the over-allotment unit) in underwriting commissions payable upon the closing of this offering and an aggregate of $842,500 (regardless of whether the over-allotment option is exercised) to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 200,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	20,000,000 units, at $10.00 per unit, each unit consisting of: ➢ one Class A ordinary share; and ➢ one-half of one redeemable warrant.
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares (up to an aggregate of 15% for each public shareholder of the shares sold in this offering, as described in more detail in this prospectus) upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of funds withdrawn for taxes payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share (regardless of whether the underwriters exercise their over-allotment option). There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our initial shareholders, sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares they hold and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we are unable to complete our initial business combination within such 24-month period, we will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of funds withdrawn for taxes payable, and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject, in each case, to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to our public warrants, which will expire worthless if we fail to complete our initial business combination within the 24-month time period
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]

If we are unable to consummate our initial business combination within the applicable time period, and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, or by such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will, as promptly as possible but not more than ten business days thereafter, redeem 100% of our outstanding public shares for a pro rata portion of the funds held in the trust account, including a pro rata portion of any interest earned on the funds held in the trust account and not previously released to us to pay our tax obligations, and then seek to dissolve and liquidate. However, we may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of our public shareholders. In the event of our dissolution and liquidation, the warrants included in the private units will expire worthless.

De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

We have not selected any specific business combination target but intend to target businesses with enterprise values that are greater than what we could acquire with the net proceeds of this offering and the sale of the private units. As a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemption by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. Such additional financing may be in the form of PIPE transactions or convertible debt transactions. These financing transactions would be designed to ensure a return on investment to the investor in exchange for assisting the company in completing the business combination or providing sufficient liquidity to the post-combination company. The price of the shares we issue may therefore be less, and potentially significantly less, than the market price for our shares at such time. Any such issuances of equity securities could dilute the interests of our existing shareholders. These financing transactions may be significantly dilutive to the post-combination company, and represent the type of financing risk that is not associated with traditional initial public offerings. We cannot assure you that financing will be available to us on acceptable terms, if at all. None of our initial shareholders, directors or officers or their affiliates are obligated to provide any such financing to us. To the extent that additional financing proves to be unavailable when needed to complete our initial business combination, we would be compelled to either restructure the transaction or abandon that particular business combination and seek an alternative target business candidate.

In addition, even if we do not need additional financing to complete our initial business combination, we may require such financing to fund the operations or growth of the target business. The failure to secure additional financing could have a material adverse effect on the continued development or growth of the target business. None of our directors, officers or shareholders is required to provide any financing to us in connection with or after our initial business combination.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Our sponsor paid an aggregate of $10,000 to cover certain of our offering costs in exchange for 5,750,000 founder shares, or approximately $0.002 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our ordinary shares.” Public shareholders will experience additional dilution from the issuance of the private shares (including private shares underlying private units issued upon conversion of working capital loans). Further, upon exercise of the private warrants and the exercise of the $15 Exercise Price Warrants, we will issue an aggregate of 1,137,500 ordinary shares (assuming no exercise of the over-allotment option). Additional shares may be issued upon exercise of any private warrants underlying private units issued upon conversion of working capital loans. The assumed exercise of the $15 Exercise Price Warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. As a result, the compensation to be paid and securities issued to the sponsor, its affiliates, and promoters, may result in a material dilution of the equity interests of public shareholders.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	In light of the involvement of our sponsor, executive officers, and directors with other entities, we may decide to acquire one or more businesses affiliated with our sponsor, executive officers, or directors. Such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

		25% of	50% of	75% of
	No	Maximum	Maximum	Maximum	Maximum
No exercise of over-allotment option	Redemption	Redemptions	Redemptions	Redemptions	Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	0.00	0.00	0.00	0.00	0.00
Increase (decrease) attributable to public shareholders and sale of the units	7.62	$7.12	6.30	4.68	(0.18)
Pro forma net tangible book value after this offering	$7.62	$7.12	$6.30	$4.68	$(0.18)
Dilution to public shareholders	$2.38	$2.88	$3.70	$5.32	$10.18
Percentage of dilution to public shareholders	23.80%	28.80%	37.00%	53.20%	101.80%

		25% of	50% of	75% of
	No	Maximum	Maximum	Maximum	Maximum
Full exercise of over-allotment option	Redemption	Redemptions	Redemptions	Redemptions	Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	0.00	0.00	0.00	0.00	0.00
Increase (decrease) attributable to public shareholders and sale of the units	7.62	7.12	6.30	4.69	(0.18)
Pro forma net tangible book value after this offering	$7.62	$7.12	$6.30	$4.69	$(0.18)
Dilution to public shareholders	$2.38	$2.88	$3.70	$5.31	$10.18
Percentage of dilution to public shareholders	23.80%	28.80%	37.00%	53.10%	100.80%

The following table sets forth information with respect to our initial shareholders, holders of the Underwriter Shares and the public shareholders (assuming no exercise of the underwriters’ over-allotment option):

	Shares Purchased		Total Consideration		Average Price
	Number	Percentage	Amount	Percentage	per Share
Initial Shareholders(1)	5,000,000	19.63%	$10,000	0.002%	$0.002
Shares underlying private units	275,000	1.08	$2,750,000	1.36	$10.00
Shares underlying Underwriter Units	200,000	0.79	$0	0.00	$0.00
Public Shareholders	20,000,000	78.51	$200,000,000	98.64	$10.00
	25,475,000	100.0%	$202,760,000	100.0%

1)	Assumes that 750,000 founder shares are forfeited after the closing of this offering in the event the underwriters do not exercise their over-allotment option.

The pro forma net tangible book value per share after the offering is calculated as follows:

		25% of	50% of	75% of
	No	Maximum	Maximum	Maximum	Maximum
No exercise of over-allotment option	Redemption	Redemptions	Redemptions	Redemptions	Redemptions
Numerator:
Net tangible book deficit before this offering	$(6,751)	$(6,751)	$(6,751)	$(6,751)	$(6,751)
Net proceeds from this offering and sale of the private placement securities, net of expenses(1)	201,007,500	201,007,500	201,007,500	201,007,500	201,007,500
Less: Deferred underwriter fee	(7,000,000)	(5,250,000)	(3,500,000)	(2,000,000)	(2,000,000)
Less: Proceeds held in trust subject to redemption(2)	—	(50,000,000)	(100,000,000)	(150,000,000)	(200,000,000)
	$194,000,749	$145,750,749	$97,500,749	$49,000,749	$(999,251)
Denominator:
Ordinary shares issued and outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	(750,000)	(750,000)	(750,000)	(750,000)
Ordinary shares included in the units offered	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Ordinary shares included in the private units	275,000	275,000	275,000	275,000	275,000
Ordinary shares included in the underwriter units	200,000	200,000	200,000	200,000	200,000
Less: Shares subject to redemption	—	(5,000,000)	(10,000,000)	(15,000,000)	(20,000,000)
	25,475,000	20,475,000	15,475,000	10,475,000	5,475,000

1)	Expenses applied against gross proceeds include offering expenses of $842,500 and underwriting commissions of $1,000,000 (excluding units payable to the underwriters at the closing of this offering). See “Use of Proceeds.”
2)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers, advisors or their affiliates may purchase shares or warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”

		25% of	50% of	75% of
	No	Maximum	Maximum	Maximum	Maximum
Full exercise of over-allotment option	Redemption	Redemptions	Redemptions	Redemptions	Redemptions
Numerator:
Net tangible book deficit before this offering	$(6,751)	$(6,751)	$(6,751)	$(6,751)	$(6,751)
Net proceeds from this offering and sale of the private placement securities, net of expenses(1)	230,857,500	230,857,500	230,857,500	230,857,500	230,857,500
Less: Deferred underwriting fee	(8,050,000)	(6,037,500)	(4,025,000)	(2,012,500)	(2,000,000)
Less: Proceeds held in trust subject to redemption(2)	—	(57,500,000)	(115,000,000)	(172,500,000)	(230,000,000)
	$222,800,749	$167,313,249	$111,825,749	$56,338,249	$(1,149,251)
Denominator:
Ordinary shares issued and outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	—	—	—	—	—
Ordinary shares included in the units offered	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000
Ordinary shares included in the private units	275,000	275,000	275,000	275,000	275,000
Ordinary shares included in the underwriter units	230,000	230,000	230,000	230,000	230,000
Less: Shares subject to redemption	—	(5,750,000)	(11,500,000)	(17,250,000)	(23,000,000)
	29,255,000	23,505,000	17,755,000	12,005,000	6,255,000

1)	Expenses applied against gross proceeds include offering expenses of $842,500 and underwriting commissions of $1,150,000 (excluding units payable to the underwriters at the closing of this offering). See “Use of Proceeds.”
2)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers, advisors or their affiliates may purchase shares or warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]

The difference between the public offering price per ordinary share, assuming no value is attributed to the warrants included in the units we are offering pursuant to this prospectus, the private warrants underlying the private units, the $15 Exercise Price Warrants and the warrants underlying the Underwriter Units, and the pro forma net tangible book value per ordinary share after this offering constitutes the dilution to investors in this offering. Such calculation does not reflect any dilution associated exercise of warrants and $15 Exercise Price Warrants, which would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. In addition, the calculation of dilution in this section assumes that no additional securities will be issued in connection with additional financing to facilitate an initial business combination. However, the Company may need to raise additional financing since the Company intends to seek an initial business combination with a target company with an enterprise value significantly greater than the net proceeds of the offering and the sale of private units. Net tangible book value per share (“NTBV”) is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of ordinary shares which may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of outstanding ordinary shares.

As of September 30, 2025, our net tangible book value was $(6,751), or approximately ($0.001) per ordinary share. Assuming no redemptions, after giving effect to the sale of 20,000,000 ordinary shares included in the units we are offering by this prospectus (or 23,000,000 ordinary shares if the underwriters’ over-allotment option is exercised in full), the private placements of private units, the $15 Exercise Price Warrants, and the Underwriters Units and the deduction of underwriting commissions and estimated expenses of this offering, our pro forma net tangible book value at September 30,2025 would have been $194,000,749 or $7.62 per share (or $222,800,749 or $7.62 per share if the underwriters’ over-allotment option is exercised in full), representing an immediate decrease in net tangible book value (as decreased by the value of 20,000,000 ordinary shares that may be redeemed for cash, or 23,000,000 ordinary shares if the underwriters’ over-allotment option is exercised in full) of $2.38 per share (or $2.38 per share if the underwriters’ over-allotment option is exercised in full) to our initial shareholders as of the date of this prospectus.

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]

		25% of	50% of	75% of
	No	Maximum	Maximum	Maximum	Maximum
No exercise of over-allotment option	Redemption	Redemptions	Redemptions	Redemptions	Redemptions
Numerator:
Net tangible book deficit before this offering	$(6,751)	$(6,751)	$(6,751)	$(6,751)	$(6,751)
Net proceeds from this offering and sale of the private placement securities, net of expenses(1)	201,007,500	201,007,500	201,007,500	201,007,500	201,007,500
Less: Deferred underwriter fee	(7,000,000)	(5,250,000)	(3,500,000)	(2,000,000)	(2,000,000)
Less: Proceeds held in trust subject to redemption(2)	—	(50,000,000)	(100,000,000)	(150,000,000)	(200,000,000)
	$194,000,749	$145,750,749	$97,500,749	$49,000,749	$(999,251)
Denominator:
Ordinary shares issued and outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	(750,000)	(750,000)	(750,000)	(750,000)
Ordinary shares included in the units offered	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Ordinary shares included in the private units	275,000	275,000	275,000	275,000	275,000
Ordinary shares included in the underwriter units	200,000	200,000	200,000	200,000	200,000
Less: Shares subject to redemption	—	(5,000,000)	(10,000,000)	(15,000,000)	(20,000,000)
	25,475,000	20,475,000	15,475,000	10,475,000	5,475,000

1)	Expenses applied against gross proceeds include offering expenses of $842,500 and underwriting commissions of $1,000,000 (excluding units payable to the underwriters at the closing of this offering). See “Use of Proceeds.”
2)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers, advisors or their affiliates may purchase shares or warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”

		25% of	50% of	75% of
	No	Maximum	Maximum	Maximum	Maximum
Full exercise of over-allotment option	Redemption	Redemptions	Redemptions	Redemptions	Redemptions
Numerator:
Net tangible book deficit before this offering	$(6,751)	$(6,751)	$(6,751)	$(6,751)	$(6,751)
Net proceeds from this offering and sale of the private placement securities, net of expenses(1)	230,857,500	230,857,500	230,857,500	230,857,500	230,857,500
Less: Deferred underwriting fee	(8,050,000)	(6,037,500)	(4,025,000)	(2,012,500)	(2,000,000)
Less: Proceeds held in trust subject to redemption(2)	—	(57,500,000)	(115,000,000)	(172,500,000)	(230,000,000)
	$222,800,749	$167,313,249	$111,825,749	$56,338,249	$(1,149,251)
Denominator:
Ordinary shares issued and outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	—	—	—	—	—
Ordinary shares included in the units offered	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000
Ordinary shares included in the private units	275,000	275,000	275,000	275,000	275,000
Ordinary shares included in the underwriter units	230,000	230,000	230,000	230,000	230,000
Less: Shares subject to redemption	—	(5,750,000)	(11,500,000)	(17,250,000)	(23,000,000)
	29,255,000	23,505,000	17,755,000	12,005,000	6,255,000

1)	Expenses applied against gross proceeds include offering expenses of $842,500 and underwriting commissions of $1,150,000 (excluding units payable to the underwriters at the closing of this offering). See “Use of Proceeds.”
2)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers, advisors or their affiliates may purchase shares or warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”